OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Parent (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

		Group
	2024	2023
	£m	£m
Loans and advances to customers:
Loans to housing associations	4	8
Other loans	318	347
	322	355
Debt securities	56	168
Other debt instruments	36	49
Equity securities	7	30
	421	602

Santander UK Group Holdings plc
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

	2024	2023
	£m	£m
Debt securities	8,792	9,591
	8,792	9,591